Related Party Transactions (Details) - USD ($)	12 Months Ended
	May 31, 2017	May 31, 2016
Related Party Transactions (Textual)
Management fees and office premises	$ 1,500
Description of related party transaction	The right to which the President has agreed to assign to the Company until such a time as the Company closes on an Equity or Debt financing of not less than $750,000.
Rent expenses per month	$ 1,000
Executive compensation	500
Loan from shareholder and related party	11,438	$ 11,236
Reimbursement expense	5,425
Accruals, related party	$ 45,000	$ 27,000